Premises and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Abstract]
Depreciation	$ 1,515	$ 1,249	$ 1,257
Rent expense	$ 579	$ 558	$ 518